Subsequent events (Details) - RYC Alimentos - USD ($) $ in Thousands	Mar. 25, 2022	Jan. 24, 2022
Business acquisition agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired		100.00%
Purchase price		$ 1,251,516
Tender Offer
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Shares Issued in Tender offer	27.00%